Share Based Payment Arrangements - Schedule of Deferred Share Unit Plan for Board Members (Details) - Deferred Share Unit - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Deferred Share Unit Plan for Board Members [line items]
Balance, beginning of year	348,031	306,042
Board members compensation	29,168	34,144
Paid	(11,512)
Dividends paid in units	8,239	7,845
Balance, end of year	373,926	348,031